UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                    Date of reporting period: August 31,2007

ITEM 1.  SCHEDULE OF INVESTMENTS


OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007
(UNAUDITED)

    SHARES                                                               VALUE
    ------                                                               -----

                 COMMON STOCKS                          90.2%
                 MAJOR GOLD PRODUCERS                   34.0%
     20,000      AngloGold Ashanti Ltd. ADR                          $   780,600
     60,000      Barrick Gold Corp.                                    1,951,200
     10,000      Freeport-McMoRan Copper & Gold, Inc.                    874,200
    270,000      Gold Fields Ltd. ADR                                  4,093,200
    686,250      Goldcorp, Inc.                                       16,174,913
    225,000      Harmony Gold Mining Co. Ltd. ADR*                     2,013,750
    430,645      Kinross Gold Corp.*                                   5,262,482
     32,200      Lihir Gold Ltd. ADR*                                    818,202
    107,333      Lihir Gold Ltd.*                                        268,071
    124,994      Newmont Mining Corp.                                  5,282,246
                                                                     -----------
                                                                      37,518,864
                                                                     ----------

                 INTERMEDIATE/MID-TIER GOLD PRODUCERS   23.2%
    161,860      Agnico-Eagle Mines Ltd.                               7,194,677
    430,000      Eldorado Gold Corp.*                                  2,117,686
    100,000      Gammon Gold, Inc.*                                      785,519
    504,800      IAMGOLD Corp.                                         3,336,728
    150,000      Meridian Gold, Inc.*                                  4,165,500
    500,000      Oxiana Ltd.                                           1,350,472
    140,000      Randgold Resources Ltd. ADR                           3,353,000
    299,500      Yamana Gold, Inc.                                     3,312,470
                                                                     -----------
                                                                      25,616,052
                                                                     -----------

                 JUNIOR GOLD PRODUCERS                   8.9%
    599,000      Alhambra Resources Ltd.*                                679,459
    250,000      Aurizon Mines Ltd.*                                     757,500
    400,000      Capstone Mining Corp.*                                1,020,890
  1,000,000      Claude Resources, Inc.*                               1,228,850
    150,000      Glencairn Gold Corp.*                                    24,813
    457,000      Golden Cycle Gold Corp.*                              2,801,410
     50,000      Jaguar Mining, Inc.*                                    302,486
    300,000      Red Back Mining, Inc.*                                1,588,052
    250,000      Sino Gold Mining Ltd.*                                1,234,543
    200,000      Yukon-Nevada Gold Corp.*+                               229,700
                                                                     -----------
                                                                       9,867,703
                                                                     -----------

                 EXPLORATION AND DEVELOPMENT COMPANIES  13.5%
    200,000      African Gold Group, Inc.*                               158,805
    200,000      Amarillo Gold Corp.*                                    138,009
    187,500      Anatolia Minerals Development Ltd.*                     990,760
     58,200      Aquiline Resources, Inc.*                               473,126
     75,000      Aurora Energy Resources, Inc.*                          849,324
    250,000      Australian Solomons Gold Ltd.*                          301,304
    500,000      Birim Goldfields, Inc.*                                 179,601
    700,000      Brazauro Resources Corp.*                               529,351
    125,000      Detour Gold Corp.                                       710,133
    300,000      Fury Explorations Ltd.*                                 153,134
    215,600      Geologix Explorations, Inc.*                            254,750



                                      -2-

    SHARES                                                               VALUE
    ------                                                               -----

    300,000      Grayd Resource Corp.*                                   170,148
    200,000      Guyana Goldfields, Inc.*                              1,739,295
    450,000      MAG Silver Corp.*                                     5,529,823
    287,500      Majestic Gold Corp.*+                                    73,377
    125,000      Mansfield Minerals, Inc.*                               272,946
    250,000      Maximus Ventures Ltd.*                                   66,169
    106,500      Metallica Resources, Inc.*                              433,893
    200,000      Radius Gold, Inc.*                                      105,870
    300,000      Sabina Silver Corp.*                                    493,430
    300,000      Selkirk Metals Corp.*                                   269,402
    750,000      StrataGold Corp.*                                       255,223
    207,700      Sunridge Gold Corp.*                                    294,499
    200,000      Western Goldfields, Inc.*                               464,000
                                                                     -----------
                                                                      14,906,372
                                                                     -----------

                 OTHER                                   5.9%
    206,812      Altius Minerals Corp.*                                3,763,239
    229,200      International Royalty Corp.                           1,343,265
     50,000      Royal Gold, Inc.                                      1,388,000
                                                                     -----------
                                                                       6,494,504
                                                                     -----------


                 PRIMARY SILVER PRODUCERS                4.7%
     40,000      Apex Silver Mines Ltd.*                                 693,600
    150,000      Fortuna Silver Mines, Inc.*                             368,655
    100,000      Hecla Mining Co.*                                       750,000
     48,075      PAN American Silver Corp.*                            1,199,716
    100,000      Silver Wheaton Corp.*                                 1,135,268
    359,997      Silverstone Resources Corp.*                            551,276
    700,000      US Silver Corp.*                                        509,500
                                                                     -----------
                                                                       5,208,015
                                                                     -----------

                 TOTAL COMMON STOCKS
                 (Cost $39,566,180)                                   99,611,510
                                                                     -----------

                 EXCHANGE TRADED FUNDS                   4.9%
      9,000      iShares Silver Trust*                                 1,079,820
     65,000      Streettracks Gold Trust*                              4,323,800
                                                                     -----------
                 TOTAL EXCHANGE TRADED FUNDS                           5,403,620
                 (Cost $3,931,360)                                   -----------


                 WARRANTS                                1.3%
    125,000      Australian Solomons Gold Ltd.*                           35,448
                   Exercise Price 1.71 CAD, Exp. 8/28/2008
     89,000      Endeavour Mining Capital Corp.*                         437,471
                   Exercise Price 5.50 CAD, Exp. 11/10/2008
     75,000      Fortuna Silver Mines, Inc.*+#                            53,171
                   Exercise Price 1.85 CAD, Exp. 3/23/2008
    150,000      Fury Exploration, Ltd.*+#                                  --
                   Exercise Price 1.25 CAD, Exp. 9/20/2008
      7,500      Glencairn Gold Corp.*                                     3,190
                   Exercise Price 1.25 CAD, Exp. 11/26/2008
      1,500      Goldcorp, Inc.*                                          12,930
                   Exercise Price $40.55, Exp. 6/9/2011
     50,000      Kinross Gold Corp. *                                    178,183
                   Exercise Price 1.90 CAD, Exp. 10/27/2007


                                      -3-

    143,750      Majestic Gold Corp.*+#                                     --
                   Exercise Price 0.60 CAD, Exp. 5/3/2009
     35,000      Nevsun Resources*+#                                        --
                   Exercise Price 10.00 CAD, Exp. 12/18/2008
     24,038      PAN American Silver Corp.*                              329,474
                   Exercise Price 12.00 CAD, Exp. 2/20/2008
     50,000      Silver Wheaton Corp.*                                   389,924
                   Exercise Price 4.00 CAD, Exp.  8/5/2009
    100,000      Yukon-Nevada Gold Corp.*+#                                 --
                   Exercise Price 3.00 CAD, Exp. 5/25/2012           -----------

                 TOTAL WARRANTS
                   (Cost $85,797)                                      1,439,791
                                                                     -----------

 PRINCIPAL
  AMOUNT
-----------

                 SHORT-TERM INVESTMENT                   3.9%
  4,309,570      UMB Money Market Fiduciary, 3.74%                     4,309,570
                                                                     -----------

                 TOTAL SHORT-TERM INVESTMENTS
                   (Cost $4,309,570)                                   4,309,570
                                                                     -----------


                 TOTAL INVESTMENTS
                   (Cost $47,892,907)                  100.3%        110,764,491
                 LIABILITIES LESS OTHER ASSETS          (0.3)%          (357,656)
                                                                    ------------
                 NET ASSETS                            100.0%       $110,406,835
                                                                    ============


*    Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


         At August 31, 2007, restricted securities totaled $303,077 or 0.03% of net assets and consisted of the following securities:

                                                August 31, 2007
                                                Carrying Value                        Acquisition
Issuer                                             Per Unit             Cost             Date

Majestic Gold Corp.                               0.2700 CAD         0.4000 CAD         5/03/07
Majestic Gold Corp. Warrants
  Exercise Price 0.60 CAD, Exp. 5/3/2009          0.6000 CAD            --              5/03/07
Yukon-Nevada Gold Corp.                           1.2150 CAD         1.8000 CAD         5/25/07
Yukon-Nevada Gold Corp. Warrants
  Exercise Price 3.00 CAD, Exp. 5/25/2012          3.000 CAD            --              5/25/07

                        SUMMARY OF INVESTMENTS BY COUNTRY

                                                           PERCENT OF
  COUNTRY                          MARKET VALUE        INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Australia                         $  2,921,767                2.6%
Canada                              73,811,639               66.7
Cayman Islands                       1,131,069                1.0
Jersey                               3,353,000                3.0
New Guinea                           1,086,273                1.0
South Africa                         6,887,550                6.2
United States (1)                   21,573,193               19.5
                                  ------------              -----

Total                             $110,764,491              100.0%
                                  ============              =====

(1) Includes short-term securities.








                       See notes to financial statements.

                                  OCM GOLD FUND
               Notes to Schedule of Investments - August 31, 2007
                                   (Unaudited)



NOTE 1. ORGANIZATION

         OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the New York Stock Exchange, such as a material development regarding an investment in a foreign security, the Fund may value the security at its fair value. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

         FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

         At August 31, 2007, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

         Cost of investments                             $49,379,805
                                                         ===========
         Unrealized appreciation                         $63,094,909
         Unrealized depreciation                          (1,710,223)
                                                         -----------
         Net unrealized appreciation on investments      $61,384,686
                                                         ===========

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is evaluating the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1)market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management is evaluating the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ GREGORY M. ORRELL
    ----------------------
        Gregory M. Orrell
        President

Date:  October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ GREGORY M. ORRELL
    ---------------------
        Gregory M. Orrell
        President

Date:  October 25, 2007


By: /s/ JACKLYN ORRELL
    ------------------
        Jacklyn Orrell
        Treasurer

Date:    October 25, 2007